Leases - Additional Information (Detail)	Mar. 31, 2021
Lessee Lease Description [Line Items]
Lessee operating lease term of contract	12 months
Minimum [Member]
Lessee Lease Description [Line Items]
Lessee operating lease term of contract	3 years
Maximum [Member]
Lessee Lease Description [Line Items]
Lessee operating lease term of contract	35 years